Document and Entity Information	Dec. 11, 2020
Prospectus:
Document Type	497
Document Period End Date	Dec. 11, 2020
Entity Registrant Name	MFS SERIES TRUST XII
Entity Central Index Key	0001330967
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 11, 2020
Document Effective Date	Dec. 11, 2020
Prospectus Date	Aug. 28, 2020
MFS® Lifetime® 2025 Fund | R6
Prospectus:
Trading Symbol	LTTKX
MFS® Lifetime® 2025 Fund | A
Prospectus:
Trading Symbol	LTTAX
MFS® Lifetime® 2025 Fund | R4
Prospectus:
Trading Symbol	LTTUX
MFS® Lifetime® 2025 Fund | R3
Prospectus:
Trading Symbol	LTTTX
MFS® Lifetime® 2025 Fund | R2
Prospectus:
Trading Symbol	LTTSX
MFS® Lifetime® 2025 Fund | R1
Prospectus:
Trading Symbol	LTTRX
MFS® Lifetime® 2025 Fund | I
Prospectus:
Trading Symbol	LTTIX
MFS® Lifetime® 2025 Fund | C
Prospectus:
Trading Symbol	LTTCX
MFS® Lifetime® 2025 Fund | B
Prospectus:
Trading Symbol	LTTBX